Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Restricted Net Assets [Abstract]
Restricted net assets	¥ 101,402	$ 15,665	¥ 92,363	¥ 81,539